Issued Capital and Equity Incentive Plan - Additional Information (Details) $ / shares in Units, shares in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2018 USD ($) shares	Jan. 24, 2018 shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Aug. 21, 2018 CAD ($)	Dec. 31, 2017 $ / shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility			$ 10,796,000		$ 10,796,000		$ 929,000
Financing costs related to the equity portion							1,755,000
Financing costs related to the debt portion			1,809,000		1,809,000		1,809,000
Accounts payable and accrued liabilities			3,572,000		$ 3,572,000		$ 3,546,000
Stock options granted | shares		90			90		3,085	3,085
Stock-based compensation expense			938,000	$ 7,139,000	$ 3,897,000	$ 9,729,000
Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					236		1,589	1,589
Restricted Share Units | Operating Expense
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs recorded as a share-based payments expense					$ 832,000		$ 6,713,000
Restricted Share Units | 2018
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			112,000		112,000
Restricted Share Units | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			207,000		207,000
Restricted Share Units | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			30,000		$ 30,000
Restricted Shares Rights – Performance Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares	699				699
Performance based restricted share units vesting description	All PSUs vest on the third anniversary of the grant date.
Fair value per PSUs granted	$ 4,030,000								$ 8,500
Restricted Shares Rights – Performance Share Units | Operating Expense
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs recorded as a share-based payments expense					$ 149,000		$ 0
Restricted Shares Rights – Performance Share Units | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			336,000		336,000
Restricted Shares Rights – Performance Share Units | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			1,344,000		1,344,000
Restricted Shares Rights – Performance Share Units | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			1,344,000		1,344,000
Restricted Shares Rights – Performance Share Units | 2021
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSUs previously granted but not yet vested			858,000		$ 858,000
Deferred Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					60		73	73
Fair value of shares granted			370,000		$ 370,000
Cashless Exercise Provision Stock Option Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense					2,916,000	$ 3,016,000
Fair value of options granted but not yet vested			293,000		293,000
Cashless Exercise Provision Stock Option Plan | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of options granted but not yet vested			257,000		257,000
Cashless Exercise Provision Stock Option Plan | Cost of Sales
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense					$ 62,000
Equity Incentive Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Maximum term for stock option granted					5 years
Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					236
Fair value of shares granted			1,009,000		$ 1,009,000
Debt Issuance Costs
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Accounts payable and accrued liabilities			$ 99,000		$ 99,000
Accrued Liabilities Reduction | Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					197
Operating Expenses | Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					39
Ganfeng
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares							15,000
Credit facility							$ 125,000,000
Percentage of offtake entitlement					80.00%
Off-take agreements term					20 years
Percentage of interest required in issued capital to nominate one individual.					17.50%
Ganfeng | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.					15.00%
BCP Innovation Pte Ltd
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares							10,000
Par value per share | $ / shares										$ 4.25
Gross proceeds from common share							$ 80,999	$ 106,000
Ganfeng and Bangchak Investment Agreements
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility							205,000,000
Bangchak
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility							$ 80,000,000
Percentage of offtake entitlement					20.00%
Off-take agreements term					20 years
Percentage of interest required in issued capital to nominate one individual.					16.40%
Bangchak | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.					15.00%